Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Cash Flows [Abstract]
Net income (loss)		$ 1,166,777	$ 1,017,497	$ 1,080,353
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		1,676,121	1,679,074	1,727,296
Asset impairment		70,149	44,186	61,286
Amortization of debt issuance costs, debt discount, debt premium and lease premium		79,645	76,499	79,052
Amortization of fair value adjustments on debt		(79,098)	(142,596)	(194,728)
Maintenance rights write-off (a)	[1]	244,748	287,119	539,772
Maintenance liability release to income		(207,849)	(228,081)	(302,408)
Net gain on sale of assets		(188,835)	(201,323)	(229,093)
Deferred income taxes		162,498	147,588	157,021
Collections of finance and sales-type leases		98,365
Other		165,527	155,628	156,946
Changes in operating assets and liabilities:
Trade receivables		(8,751)	19,839	(10,567)
Other assets		(73,646)	9,800	55,309
Accounts payable, accrued expenses and other liabilities		31	(24,858)	19,978
Net cash provided by operating activities		3,105,682	2,840,372	3,140,217
Purchase of flight equipment		(3,359,092)	(4,036,194)	(3,956,671)
Proceeds from sale or disposal of assets		1,773,766	1,822,601	1,779,321
Prepayments on flight equipment		(1,369,400)	(1,912,215)	(1,268,585)
Collections of finance and sales-type leases		0	94,703	91,918
Other		(17)	(21,505)	(38,102)
Net cash used in investing activities		(2,954,743)	(4,052,610)	(3,392,119)
Issuance of debt		6,539,310	5,589,825	5,596,402
Repayment of debt		(6,504,830)	(4,360,520)	(4,695,453)
Debt issuance costs paid, net of debt premium received		(36,592)	(57,831)	(81,396)
Maintenance payments received		736,423	743,256	756,314
Maintenance payments returned		(352,032)	(459,326)	(523,403)
Security deposits received		232,219	208,259	187,378
Security deposits returned		(233,222)	(220,452)	(188,362)
Dividend paid to non-controlling interest holders and others		(6,341)	(8,403)	(266)
Repurchase of shares and tax withholdings on share-based compensation		(639,941)	(834,398)	(1,138,782)
Net cash (used in) provided by financing activities		(265,006)	600,410	(87,568)
Net decrease in cash, cash equivalents and restricted cash		(114,067)	(611,828)	(339,470)
Effect of exchange rate changes		(621)	2,738	(1,032)
Cash, cash equivalents and restricted cash at beginning of period		1,415,035	2,024,125	2,364,627
Cash, cash equivalents and restricted cash at end of period		1,300,347	1,415,035	2,024,125
Supplemental cash flow information:
Interest paid, net of amounts capitalized		1,270,532	1,228,788	1,231,539
Income taxes paid, net		$ 2,352	$ 679	$ 18,957

[1]
Maintenance rights write-off consisted of the following:

EOL and MR contract maintenance rights expense	$76,611	$157,792	$355,845
MR contract maintenance rights write-off due to maintenance liability release	19,848	29,656	77,494
EOL contract maintenance rights write-off due to cash receipt	148,289	99,671	106,433
Maintenance rights write-off	$244,748	$287,119	$539,772